Derivative instruments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Derivative [Line Items]
Derivative instruments	Derivative instruments
Derivative contracts derive their value from underlying asset prices, indices, reference rates, other inputs or a combination of these factors and may expose counterparties to risks and rewards of an underlying asset or liability without having to actually invest in, own, or exchange the asset or liability. The Plan uses derivatives to manage and invest in interest rate, market and credit risk exposures, predominantly using interest rate, credit derivative, foreign exchange and equity contracts. For a further discussion of credit derivatives, refer to the discussion in the Credit derivatives section of this Note.
Accounting for derivatives
Derivatives are recorded on the Statements of Net Assets Available for Benefits at fair value, with all changes in fair value reflected in the Statements of Changes in Net Assets Available for Benefits.
Notional amount of derivative contracts
The following table summarizes the notional amount of derivative contracts outstanding for which the Plan is a counterparty as of December 31, 2025 and 2024.

	Notional amounts(a)
December 31,	2025	2024
Interest rate contracts
Swaps	$402,884,288	$493,036,699
Futures and forwards	261,087,695	271,702,538
Written options	61,515,093	58,079,538
Purchased options	939,560	33,228,400
Total interest rate contracts	726,426,636	856,047,175
Credit derivatives	76,900,000	92,700,000
Foreign exchange contracts
Spot, futures and forwards	35,767,455	38,579,179
Total foreign exchange contracts	35,767,455	38,579,179
Equity contracts
Futures and forwards	9,367,500	27,222,580
Total equity contracts	9,367,500	27,222,580
Total derivative notional amounts	$848,461,591	$1,014,548,934
(a)Represents the sum of gross long and gross short third-party notional derivative contracts.

While the notional amounts disclosed above give an indication of the volume of the Plan’s derivative activities, the notional amounts significantly exceed, in the Plan’s view, the possible losses that could arise from such transactions. For most derivative transactions, the notional amount is not exchanged; it is simply a reference amount used to calculate payments.
Impact of derivatives on the Statements of Net Assets Available for Benefits
The following table summarizes the gross fair values of derivative receivables and payables (irrespective of any legally enforceable master netting agreements) by contract type for which the Plan is a counterparty as of December 31, 2025 and 2024, respectively.

	Gross derivative receivables(a)		Gross derivative payables
December 31,	2025	2024	2025	2024
Contract type
Interest rate	$186,527	$37,039	$384,421	$468,510
Credit	122,416	4,983	2,308	9,839
Foreign exchange	159,374	744,879	252,581	44,153
Gross fair value of derivative receivables and payables	$468,317	$786,901	$639,310	$522,502
(a) Derivative receivables are recorded on the Statement of Net Assets Available for Benefits in the Investments at fair value line.
Derivatives gains and losses
The following table presents derivatives gains/(losses) by contract type for which the Plan is counterparty for the years ended December 31, 2025 and 2024. All amounts are recorded in net appreciation/(depreciation) in fair value of investments in the Statements of Changes in Net Assets Available for Benefits.

	Derivatives gains/(losses)
Year ended December 31,	2025	2024
Contract type
Interest rate	$6,088,320	$9,461,323
Credit	8,071	(14,545)
Foreign exchange	(1,789,123)	3,103,131
Equity	1,278,260	1,131,534
Total	$5,585,528	$13,681,443
Credit risk, liquidity risk and credit-related contingent features
In addition to the specific market risks introduced by each derivative contract type, derivatives expose the Plan to credit risk — the risk that derivative counterparties may fail to meet their payment obligations under the derivative contracts and the collateral, if any, held by the Plan proves to be of insufficient value to cover the payment obligation. It is the policy of the Plan to actively pursue, where possible, the use of legally enforceable master netting agreements and collateral agreements to mitigate derivative counterparty credit risk inherent in derivative receivables. A master netting agreement is a single contract with a counterparty that permits multiple transactions governed by that contract to be terminated or accelerated and settled through a single payment in a single currency in the event of a default (e.g., bankruptcy, failure to make a required payment or securities transfer or deliver collateral or margin when due). Collateral/margin agreements provide for a security interest in, or title transfer of, securities or cash collateral/margin to the demanding party with a value equal to the amount of the margin deficit on a net basis across all transactions governed by the master netting agreement, less any threshold. The collateral/margin agreement grants to the demanding party, upon default by the counterparty, the right to set off any amounts payable by the counterparty against any posted collateral or the cash equivalent of any posted collateral/margin. It also grants to the demanding party the right to liquidate collateral/margin and to apply the proceeds to an amount payable by the counterparty.
The amount of derivative receivables reported on the Statements of Net Assets Available for Benefits is the fair value of the derivative contracts excluding the impact of any legally enforceable master netting agreements and cash collateral held by the Plan. These amounts represent the cost to the Plan to replace the contracts at then-current market rates should the counterparty default. However, in the Plan’s view, the appropriate measure of current credit risk should take into consideration the collateral held by the Plan. The Plan has received $299,549 and $995,893 of cash collateral and no securities collateral as of December 31, 2025 and 2024, respectively.
While derivative receivables expose the Plan to credit risk, derivative payables expose the Plan to liquidity risk, as the derivative contracts may require the Plan to post cash or securities collateral with counterparties as the fair value of the contracts moves in the counterparties’ favor. Certain derivative contracts also provide for termination of the contract, generally upon a ratings downgrade of the counterparty or in the event sufficient collateral is not delivered as required, at the fair value of the derivative contracts. The aggregate fair value of derivative payables that contain termination features was $639,310 and $522,502 as of December 31, 2025 and 2024, respectively. The Plan has posted $6,345,285 and $9,835,122 of cash collateral and $5,267,421 and $4,993,817 of securities collateral as of December 31, 2025 and 2024, respectively.
Credit derivatives
Credit derivatives are financial instruments whose value is derived from the credit risk associated with the debt of a third-party issuer (the reference entity) and which allow one party (the protection purchaser) to transfer that risk to another party (the protection seller). Credit derivatives expose the protection purchaser to the creditworthiness of the protection seller, as the protection seller is required to make payments under the contract when the reference entity experiences a credit event, such as a bankruptcy, a failure to pay its obligation or a restructuring. The seller of credit protection receives a premium for providing protection but has the risk that the underlying instrument referenced in the contract will be subject to a credit event.
The Plan primarily enters into credit default swaps (“CDS”), which are credit derivative contracts between two counterparties that provides protection against a credit event on either a single referenced entity ("single-name") or a broad-based index. Protected credit events are specified at the inception of a transaction.
The following table summarizes the notional amounts by the ratings, maturity profile, and total fair value, of credit derivatives as of December 31, 2025 and 2024, where the Plan is the seller of protection. All of the credit derivative contracts, where the Plan is the seller of protection, were credit default swaps. Upon a credit event, the Plan as a seller of protection would typically pay out only a percentage of the full notional amount of net protection sold, as the amount actually required to be paid on the contracts takes into account the recovery value of the reference obligation at the time of settlement. The Plan does not use notional amounts as the primary measure of risk management for such derivatives because the notional amount does not take into account the probability of the occurrence of a credit event, the recovery value of the reference obligation, or related cash instruments and economic hedges, each of which reduces, in the Plan's view, the risks associated with such derivatives. The maturity profile is based on the remaining contractual maturity of the credit derivative contracts. The ratings profile is based on the rating of the reference entity on which the credit derivative contract is based.
Protection sold – credit derivatives ratings(a)/maturity profile

	Risk rating of reference entity				Total notional amount
December 31,		<1 year	1–5 years	>5 years		Fair value of receivables(b)	Fair value of payables(b)	Net Fair value
2025	Investment-grade	$1,400,000	$69,900,000	400,000	$71,700,000	$122,416	—	$122,416
	Noninvestment-grade	—	5,200,000	—	5,200,000	—	(2,308)	(2,308)
	Total	$1,400,000	$75,100,000	$400,000	$76,900,000	$122,416	$(2,308)	$120,108

2024	Investment-grade	$800,000	$89,200,000	400,000	$90,400,000	$4,983	(9,839)	$(4,856)
	Noninvestment-grade	—	2,300,000	—	2,300,000	—	—	—
	Total	$800,000	$91,500,000	$400,000	$92,700,000	$4,983	$(9,839)	$(4,856)
(a)The ratings scale is primarily based on external credit ratings as defined by S&P and Moody’s Investor Services.
(b)Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral received and posted by the Plan.